UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT High Yield Fund

The fund's portfolio
3/31/14 (Unaudited)

CORPORATE BONDS AND NOTES (85.0%)(a)
			Principal amount	Value

Advertising and marketing services (0.6%)

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			$730,000	$748,250

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			855,000	745,988

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			485,000	514,100

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			255,000	261,375

				2,269,713
Automotive (1.2%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			700,000	791,875

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty notes 8 1/4s, 2021			210,000	237,300

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty notes 8s, 2019			265,000	290,506

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			615,000	640,369

Motors Liquidation Co. escrow notes 8 1/4s, 2023			820,000	12,300

Motors Liquidation Co. escrow sr. unsec. unsub. notes 8 3/8s, 2033			765,000	11,475

Navistar International Corp. sr. notes 8 1/4s, 2021			1,031,000	1,052,909

Schaeffler Finance BV company gauranty sr. notes Ser. REGS, 8 3/4s, 2019 (Netherlands)		EUR	130,000	201,481

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)			$218,000	243,615

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			260,000	294,450

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)			400,000	409,000

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			70,000	79,888

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			180,000	184,500

				4,449,668
Basic materials (7.3%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			225,000	241,432

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			1,250,000	1,582,813

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			270,000	279,113

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			845,000	830,213

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			424,000	455,800

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			620,000	663,400

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			395,000	389,075

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			1,145,000	1,230,812

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			425,000	498,844

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			325,000	325,813

Cemex SAB de CV 144A company guaranty sr. notes 7 1/4s, 2021 (Mexico)			275,000	300,438

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			595,000	632,931

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			525,000	544,031

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			610,000	654,225

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			220,000	219,523

Exopack Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			335,000	353,844

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			295,000	311,225

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			300,000	305,250

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			200,000	202,500

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			370,000	407,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			830,000	873,575

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			345,000	371,738

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			155,000	155,194

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			790,000	862,088

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			430,000	511,700

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			215,000	222,525

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			205,000	202,950

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			575,000	598,000

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			775,000	868,000

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			250,000	274,375

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			790,000	794,938

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			435,000	387,150

Ineos Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)			255,000	281,775

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			720,000	744,300

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 5 7/8s, 2019 (Luxembourg)			215,000	219,569

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			960,000	1,108,800

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			360,000	398,700

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			565,000	611,613

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			420,000	442,050

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			380,000	386,984

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			425,000	474,938

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			630,000	674,100

PQ Corp. 144A sr. notes 8 3/4s, 2018			665,000	726,513

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			200,000	223,500

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			300,000	323,625

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			455,000	501,638

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			405,000	408,038

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			265,000	278,629

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			345,000	389,850

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			185,000	200,263

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			115,000	125,063

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			155,000	168,563

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			75,000	76,313

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			890,000	1,003,475

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			165,000	176,550

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			295,000	323,394

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			525,000	539,438

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			125,000	132,813

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			870,000	865,650

				28,356,659
Broadcasting (2.4%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			1,385,000	1,454,250

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			635,000	685,800

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			1,105,000	1,180,969

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			570,000	607,050

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			585,000	672,750

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			835,000	905,975

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			255,000	270,300

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			530,000	569,750

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			595,000	618,800

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			90,000	89,325

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			135,000	136,688

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			640,000	675,200

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			385,000	423,500

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			810,000	897,075

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			245,000	270,725

				9,458,157
Building materials (1.1%)

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			150,000	161,625

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			700,000	750,750

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			275,000	298,375

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			290,000	321,900

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			895,000	987,856

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			930,000	1,020,675

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			560,000	625,800

Owens Corning company guaranty sr. unsec. notes 9s, 2019			181,000	224,228

				4,391,209
Capital goods (5.5%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,460,000	1,587,750

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			1,485,000	1,717,031

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			235,000	241,756

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			300,000	348,375

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			550,000	581,625

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			735,000	773,588

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			180,000	181,800

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			360,000	401,400

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			875,000	971,250

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			445,000	424,975

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			40,000	42,400

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			665,000	505,400

Gestamp Funding Luxembourg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)			605,000	624,663

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			635,000	654,050

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			245,000	259,088

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			1,100,000	1,460,836

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			670,000	713,550

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			1,060,000	1,038,800

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			360,000	366,300

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			645,000	701,438

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			95,000	100,700

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			220,000	232,100

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			250,000	274,688

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			425,000	445,188

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			845,000	944,288

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			670,000	731,138

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)			645,000	686,925

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			365,000	400,588

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			160,000	174,000

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			960,000	1,027,200

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			176,000	188,760

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			320,000	339,200

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			150,000	166,125

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			385,000	391,738

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			840,000	900,900

Triumph Group, Inc. company guaranty sr. unsec. notes 4 7/8s, 2021			540,000	531,900

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			305,000	321,775

				21,453,288
Coal (0.8%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			550,000	415,250

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,270,000	1,379,538

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			760,000	793,250

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			95,000	106,400

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			380,000	398,525

				3,092,963
Commercial and consumer services (2.3%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			99,300	100,045

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			765,000	770,738

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			385,000	437,938

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			1,100,000	1,267,750

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			630,000	672,525

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			880,000	939,602

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			885,000	906,019

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			880,000	937,200

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			1,045,000	1,163,869

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			700,000	774,375

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			495,000	504,900

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			401,399	423,476

				8,898,437
Communication services (10.1%)

Adelphia Communications Corp. escrow bonds zero %, 2015			755,000	5,285

Adelphia Communications Corp. escrow bonds zero %, 2014			80,000	560

Adelphia Communications Corp. escrow bonds zero %, 2014			130,000	910

Adelphia Communications Corp. escrow bonds zero %, 2014			290,000	2,030

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			500,000	593,750

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			75,000	87,469

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			235,000	268,488

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			935,000	991,100

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			540,000	534,600

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			430,000	470,313

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			235,000	251,156

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			910,000	880,425

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			450,000	475,875

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			645,000	684,506

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			145,000	152,431

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			240,000	255,300

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			1,005,000	1,021,331

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			350,000	391,125

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			1,300,000	1,387,750

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			420,000	436,800

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			550,000	650,375

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			360,000	403,200

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			765,000	893,138

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			180,000	188,100

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			455,000	499,363

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			810,000	913,275

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			305,000	317,200

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			365,000	400,588

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			1,275,000	1,351,500

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			2,521,000	2,653,353

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			565,000	633,506

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			140,000	153,650

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			360,000	390,150

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			250,000	263,750

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023 (United Kingdom)			285,000	300,675

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			620,000	675,800

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			415,000	281,163

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			595,000	653,013

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			480,000	481,200

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			510,000	569,468

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			555,000	613,081

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			380,000	403,275

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			200,000	209,500

Sprint Capital Corp. company guaranty 6 7/8s, 2028			1,760,000	1,707,200

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			455,000	535,194

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			380,000	413,250

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			1,040,000	1,271,400

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			1,270,000	1,397,000

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			1,330,000	1,449,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			110,000	117,975

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			275,000	295,281

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			845,000	897,813

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			245,000	262,150

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			1,045,000	1,109,006

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			645,000	674,831

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			395,000	428,575

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			1,160,000	1,162,900

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)			285,000	294,263

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			1,175,000	1,333,625

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	195,000	283,995

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$725,000	764,875

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			315,000	331,931

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)			172,125	180,301

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			535,000	613,913

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			260,000	279,500

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			330,000	321,750

				38,915,955
Consumer (0.3%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			400,000	425,500

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			35,000	38,150

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			45,000	48,713

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			615,000	666,506

				1,178,869
Consumer staples (6.2%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			760,000	710,600

Affinion Investments, LLC 144A company guaranty sr. unsec. sub. notes 13 1/2s, 2018			295,800	300,237

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			1,380,000	1,500,750

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			225,000	258,750

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			645,000	649,838

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			365,000	361,350

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)			220,000	225,173

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			545,000	594,731

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			330,000	341,550

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			180,000	168,750

Claire's Stores, Inc. 144A sr. notes 9s, 2019			825,000	856,969

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			580,000	566,950

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			665,000	749,788

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			335,000	370,175

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			705,000	680,325

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			145,000	143,188

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			900,000	963,000

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			660,000	726,000

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			1,295,000	1,411,550

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			1,290,000	1,386,750

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			490,000	463,124

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			820,000	806,675

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			295,000	314,175

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			680,000	727,600

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			310,000	330,538

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			890,000	947,850

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			190,000	201,875

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			205,000	219,350

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			790,000	869,988

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			383,000	417,949

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			100,000	107,500

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			535,000	548,375

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			720,000	723,600

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			295,000	324,500

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			835,000	952,944

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			235,000	260,850

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			595,000	618,800

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			140,000	145,250

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			540,000	583,200

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			540,000	606,150

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			160,000	161,200

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			475,000	503,500

				23,801,417
Energy (oil field) (1.3%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			465,000	488,250

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			515,000	506,611

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			665,000	704,900

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			560,000	609,000

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			820,000	862,025

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			740,000	788,306

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			540,000	549,450

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			175,000	176,589

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			155,000	165,850

				4,850,981
Entertainment (1.5%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			765,000	881,663

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2022			425,000	432,438

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			135,000	144,153

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			365,000	369,563

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			315,000	315,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			295,000	283,569

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			85,000	94,244

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			660,000	677,325

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			245,000	251,431

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			280,000	275,100

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			735,000	742,350

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			135,000	139,050

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			1,150,000	1,158,625

				5,764,511
Financials (9.2%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			700,000	742,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			420,000	517,650

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			425,000	512,125

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			430,000	511,163

Ally Financial, Inc. unsec. sub. notes 8s, 2018			475,000	566,438

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			195,000	256,181

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			610,000	606,950

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			810,000	864,675

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			110,000	110,138

CIT Group, Inc. sr. unsec. notes 5s, 2023			365,000	373,213

CIT Group, Inc. sr. unsec. notes 5s, 2022			230,000	238,625

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			515,000	552,338

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			260,000	262,845

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			270,000	302,063

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			635,000	684,213

Citigroup, Inc. unsec. sub. notes 1.686s, 2019		EUR	245,000	334,473

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			$720,000	658,800

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			400,000	427,500

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			220,000	251,625

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			530,000	447,850

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			595,000	618,800

Dresdner Funding Trust I 144A bonds 8.151s, 2031			1,145,000	1,299,575

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			1,065,000	1,158,188

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			765,000	866,701

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			300,000	311,193

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			740,000	789,950

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2020			1,085,000	1,150,100

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			730,000	740,950

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			205,000	226,525

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			615,000	650,363

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			420,000	474,075

LBG Capital No. 1 PLC 144A bank guaranty unsec. sub. bonds 7 7/8s, 2020 (United Kingdom)			310,000	336,505

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			510,000	566,100

Lloyds Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	485,000	1,342,109

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			$660,000	706,200

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			255,000	256,275

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			615,000	621,150

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018			245,000	246,225

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			305,000	287,463

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			480,000	511,200

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			310,000	328,988

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			490,000	521,850

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			375,000	396,563

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			530,000	551,200

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			800,000	886,000

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			655,000	673,013

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			585,000	582,806

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			430,000	469,775

Regions Bank unsec. sub. notes 7 1/2s, 2018			160,000	188,830

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			100,000	101,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			1,915,000	2,063,413

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			390,000	399,342

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			1,650,000	1,942,875

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			1,580,000	1,734,050

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			155,000	171,663

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			365,000	371,388

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			757,000	792,958

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			325,000	355,875

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			525,000	523,688

				35,436,289
Gaming and lottery (1.8%)

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			428,000	384,130

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			190,000	182,875

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			530,000	564,450

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	760,000	726,053

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			$250,000	253,750

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			275,000	298,719

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			635,000	681,831

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			1,393,299	1,574,428

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			695,000	682,838

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			508,000	556,260

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			880,000	928,400

				6,833,734
Health care (7.6%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			565,000	589,719

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			490,000	509,600

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			655,000	707,400

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			645,000	669,188

Biomet, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2020			495,000	525,938

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			825,000	888,525

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	645,000	975,496

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$585,000	602,550

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			345,000	349,744

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			120,000	126,450

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			255,000	280,181

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			120,000	123,000

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			140,000	146,300

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			655,000	674,650

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	165,000	240,430

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$575,000	638,250

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			290,000	297,613

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			60,000	64,125

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			615,000	662,663

Grifols Worldwide Operations, Ltd. 144A sr. unsec. notes 5 1/4s, 2022 (Ireland)			200,000	205,000

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			390,000	391,463

HCA, Inc. sr. notes 6 1/2s, 2020			2,385,000	2,671,200

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			210,000	239,925

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			830,000	902,625

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			290,000	295,800

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			605,000	645,838

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			310,000	325,888

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			530,000	589,625

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			945,000	973,350

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			1,255,000	1,443,250

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			395,000	459,188

MPH Acquisition Holdings, LLC 144A sr. unsec. notes 6 5/8s, 2022			85,000	87,125

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			635,000	688,975

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			455,000	495,950

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			515,000	504,069

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			850,000	920,125

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			220,000	234,850

Service Corp. International/US sr. notes 7s, 2019			345,000	365,269

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			695,000	703,688

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			620,000	651,620

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			100,000	106,625

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			865,000	845,538

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			560,000	540,400

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			655,000	722,956

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			735,000	786,450

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			205,000	227,550

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			130,000	140,725

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			320,000	340,000

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			115,000	124,488

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			905,000	957,038

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			695,000	764,500

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			915,000	960,750

				29,383,665
Homebuilding (2.3%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			495,000	549,450

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			85,000	88,825

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			590,000	628,350

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			350,000	361,491

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			655,000	707,400

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			180,000	195,750

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			590,000	573,775

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			510,000	518,925

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			941,000	1,015,104

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			765,000	774,563

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			885,000	1,028,813

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			355,000	396,713

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			170,000	189,125

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			245,000	260,925

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			137,000	151,043

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			280,000	276,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			255,000	257,550

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			719,000	792,698

				8,767,000
Lodging/Tourism (1.3%)

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			260,000	270,400

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			1,155,000	1,240,181

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			185,000	187,313

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			650,000	741,813

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			295,000	322,288

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			460,000	510,025

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			440,000	526,900

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			425,000	491,938

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			145,000	159,138

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			775,000	763,375

				5,213,371
Media (0.3%)

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			990,000	1,034,550

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			285,000	287,138

				1,321,688
Oil and gas (10.0%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			320,000	340,800

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			990,000	1,065,488

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			820,000	825,125

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			540,000	548,100

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			760,000	809,400

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			370,000	397,750

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017			590,000	650,475

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			885,000	949,163

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			605,000	688,188

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			695,000	764,500

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	220,000	331,918

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$180,000	190,575

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			770,000	798,875

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			855,000	931,950

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			645,000	670,800

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			335,000	349,238

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			420,000	336,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			682,000	743,380

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			400,000	428,000

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			440,000	442,200

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			1,315,000	1,361,025

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			555,000	603,563

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			160,000	172,400

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			1,585,000	1,644,438

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			230,000	234,025

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			240,000	261,000

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			1,135,000	1,258,431

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			140,000	143,325

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			1,435,000	1,435,000

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2019			1,670,000	1,740,975

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			195,000	10

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			540,000	568,350

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			330,000	341,550

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			865,000	674,700

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			615,000	654,975

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			265,000	274,606

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			400,000	434,000

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			530,000	573,725

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			1,170,000	1,292,850

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			200,000	220,750

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			340,000	367,200

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			300,000	306,000

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			980,000	1,030,225

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			370,000	378,325

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			370,000	382,950

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			1,360,000	1,502,800

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			285,000	299,250

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			1,340,000	1,460,600

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			445,000	475,038

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			595,000	651,721

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			620,000	671,150

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			390,000	417,300

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			320,000	345,600

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			120,000	128,250

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			630,000	667,800

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			1,340,000	1,438,825

Williams Cos., Inc. (The) notes 7 3/4s, 2031			435,000	488,035

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			208,000	247,132

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			260,000	266,500

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			965,000	1,032,550

				38,708,874
Publishing (0.2%)

American Media, Inc. 144A notes 13 1/2s, 2018			116,844	126,192

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			345,000	354,919

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			460,000	483,000

				964,111
Retail (2.3%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			100,000	109,000

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			265,000	305,413

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			610,000	663,375

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			592,000	592,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			205,000	198,081

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			660,000	736,725

CST Brands, Inc. company guaranty sr. unsec. notes 5s, 2023			485,000	476,513

First Cash Financial Services, Inc. 144A sr. unsec. notes 6 3/4s, 2021			290,000	297,250

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			290,000	302,325

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			895,000	928,563

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			805,000	905,625

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			315,000	333,113

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			695,000	767,975

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			360,000	395,550

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			475,000	476,781

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			735,000	768,075

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			445,000	479,488

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			265,000	271,625

				9,007,477
Technology (4.4%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			450,000	474,188

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			1,085,000	1,141,963

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			530,000	491,575

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			1,705,000	1,692,213

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			215,000	235,156

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			1,430,000	1,701,700

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			495,000	564,919

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			1,090,000	1,144,500

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			1,490,000	1,616,650

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			475,000	510,625

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			400,000	379,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			372,000	431,520

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			580,000	591,600

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			720,000	759,600

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			545,000	630,838

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			295,000	325,238

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			615,000	653,438

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			520,000	544,700

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			1,660,000	1,651,700

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			755,000	798,413

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			250,000	274,063

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			390,000	424,125

				17,037,724
Textiles (0.2%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			575,000	628,188

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. notes 7 7/8s, 2018			70,000	76,300

				704,488
Transportation (1.1%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			1,680,000	1,785,000

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			876,000	946,080

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			675,000	733,219

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			390,000	428,513

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			530,000	537,950

				4,430,762
Utilities and power (3.7%)

AES Corp. (VA) sr. unsec. notes 8s, 2020			380,000	448,400

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			698,000	826,258

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			970,000	1,105,800

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			255,000	244,481

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			990,000	1,081,575

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			180,000	189,000

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			145,000	146,450

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			1,055,000	1,194,290

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			985,000	1,063,800

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			1,145,000	1,431

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			360,000	466,062

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			440,000	463,100

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10 1/4s, 2020			300,000	316,125

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			430,000	491,813

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			870,000	1,004,850

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			450,000	486,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			190,000	213,275

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			215,000	202,638

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			215,000	219,300

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			195,000	199,388

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			375,000	375,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			1,290,000	1,419,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			655,000	679,563

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			455,000	458,413

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			365,000	339,450

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			140,000	171,553

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			415,000	318,513

				14,125,528

Total corporate bonds and notes (cost $309,000,283)				$328,816,538

SENIOR LOANS (5.5%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			$235,000	$234,559

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			365,000	373,441

				608,000
Communication services (0.1%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			330,000	340,038

				340,038
Consumer cyclicals (2.2%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018			160	160

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			107,317	107,686

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			1,580,744	1,490,593

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			988,590	991,061

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.918s, 2019			1,464,000	1,431,792

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			248,750	248,905

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			408,339	391,113

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020			972,563	980,204

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			250,000	250,820

ROC Finance, LLC bank term loan FRN 5s, 2019			483,784	472,295

Travelport, LLC bank term loan FRN 9 1/2s, 2016			930,334	961,442

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			560,731	573,582

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			359,100	358,651

				8,258,304
Consumer staples (0.5%)

BJ's Wholesale Club, Inc. bank term loan FRN 8 1/2s, 2020			255,000	260,631

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			560,000	555,800

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			380,000	377,625

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			530,988	533,709

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			310,000	314,263

				2,042,028
Energy (0.8%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			785,000	815,139

FTS International, Inc. bank term loan FRN Ser. B, 8 1/2s, 2016			695,871	705,683

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)			232,650	234,104

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			765,000	780,300

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			603,900	599,119

				3,134,345
Financials (0.3%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			444	445

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			151,244	157,294

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			1,000,000	1,001,250

				1,158,989
Health care (0.8%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			503,625	503,625

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			538,650	542,855

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			559,761	559,761

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.236s, 2021			535,000	534,331

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			524,020	524,298

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			330,566	331,117

Sheridan Holdings, Inc. bank term loan FRN 8 1/4s, 2021			165,000	168,713

				3,164,700
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN 8 3/8s, 2018(PIK)			750,000	740,625

				740,625
Utilities and power (0.4%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			2,284,778	1,645,040

				1,645,040

Total senior loans (cost $21,124,202)				$21,092,069

COMMON STOCKS (2.5%)(a)
			Shares	Value

Ally Financial, Inc.			99	$814,275

American Axle & Manufacturing Holdings, Inc.(NON)			29,022	537,487

Calpine Corp.(NON)			26,675	557,774

CIT Group, Inc.			9,745	477,700

DISH Network Corp. Class A(NON)			9,125	567,666

Elizabeth Arden, Inc.(NON)			11,205	330,660

EP Energy Corp. Class A(NON)			31,460	615,672

General Motors Co.			20,292	698,451

Gulfport Energy Corp.(NON)			6,700	476,906

Harry & David Holdings, Inc.(NON)			780	98,280

Hilton Worldwide Holdings, Inc.(NON)			28,478	633,351

Huntsman Corp.			26,890	656,654

Kodiak Oil & Gas Corp.(NON)			65,515	795,352

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			24,322	2,432

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			24,322	2,432

LyondellBasell Industries NV Class A			2,662	236,758

MeadWestvaco Corp.			11,050	415,922

MetLife, Inc.			5,899	311,467

Penn National Gaming, Inc.(NON)			47,495	585,138

Service Corp. International			23,063	458,492

Tribune Co. Class 1C(F)			93,841	23,460

Vantage Drilling Co.(NON)			211,443	361,568

Total common stocks (cost $9,279,801)				$9,657,897

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
			Shares	Value

Crown Castle International Corp. Ser. A, $2.25 cv. pfd.			3,850	$390,534

EPR Properties Ser. C, $1.44 cv. pfd.			34,707	746,201

MetLife, Inc. $3.75 cv. pfd.			10,405	320,474

United Technologies Corp. $3.75 cv. pfd.			7,600	505,932

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			15,000	818,438

Total convertible preferred stocks (cost $2,493,386)				$2,781,579

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

DFC Global Corp. cv. sr. unsec. unsub. notes 3 1/4s, 2017			$456,000	$389,880

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			598,000	842,433

Jazz Technologies, Inc. 144A cv. unsec. notes 8s, 2018			559,000	603,720

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			367,000	651,196

Total convertible bonds and notes (cost $2,004,025)				$2,487,229

PREFERRED STOCKS (0.5%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			889	$878,054

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			26,210	715,533

M/I Homes, Inc. $2.438 pfd.			14,167	354,883

Total preferred stocks (cost $1,309,589)				$1,948,470

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$2,877

General Motors Co.	7/10/19	18.33	5,869	102,179

General Motors Co.	7/10/16	10.00	5,869	145,786

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	192,571	—

Total warrants (cost $242,005)				$250,842

SHORT-TERM INVESTMENTS (3.5%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)			13,408,107	$13,408,107

Total short-term investments (cost $13,408,107)				$13,408,107

TOTAL INVESTMENTS

Total investments (cost $358,861,398)(b)				$380,442,731

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $4,810,466) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	6/18/14	$1,051,024	$1,050,160	$(864)
Barclays Bank PLC
	British Pound	Sell	6/18/14	1,207,653	1,209,445	1,792
Credit Suisse International
	Euro	Sell	6/18/14	1,452,562	1,451,398	(1,164)
Deutsche Bank AG
	Euro	Sell	6/18/14	404,018	403,622	(396)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/16/14	672,764	695,841	23,077

Total						$22,445

Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $386,868,512.
(b)	The aggregate identified cost on a tax basis is $359,529,739, resulting in gross unrealized appreciation and depreciation of $24,214,719 and $3,301,727, respectively, or net unrealized appreciation of $20,912,992.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$14,163,494	$22,786,697	$23,542,084	$2,397	$13,408,107
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,424 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,309,334	$—	$—
Capital goods	537,487	—	—
Communication services	567,666	—	—
Consumer cyclicals	1,916,940	—	23,460
Consumer staples	330,660	98,280	—
Energy	2,249,498	—	4,864
Financials	789,167	814,275	—
Health care	458,492	—	—
Utilities and power	557,774	—	—
Total common stocks	8,717,018	912,555	28,324
Convertible bonds and notes	—	2,487,229	—
Convertible preferred stocks	505,932	2,275,647	—
Corporate bonds and notes	—	328,816,528	10
Preferred stocks	715,533	1,232,937	—
Senior loans	—	21,092,069	—
Warrants	247,965	2,877	—
Short-term investments	13,408,107	—	—

Totals by level	$23,594,555	$356,819,842	$28,334

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$22,445	$—

Totals by level	$—	$22,445	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$24,869	$2,424
Equity contracts	250,842	—

Total	$275,711	$2,424

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$5,400,000
Warrants (number of warrants)		200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Credit Suisse International	Deutsche Bank AG	State Street Bank and Trust Co.	Total

	Assets:
	Forward currency contracts#	$—	$1,792	$—	$—	$23,077	24,869

	Total Assets	$—	$1,792	$—	$—	$23,077	$24,869
	Liabilities:
	Forward currency contracts#	$864	$—	$1,164	$396	$—	2,424

	Total Liabilities	$864	$—	$1,164	$396	$—	$2,424

	Total Financial and Derivative Net Assets	$(864)	$1,792	$(1,164)	$(396)	$23,077	$22,445
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—
	Net amount	$(864)	$1,792	$(1,164)	$(396)	$23,077	$22,445

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement. (Note 1)
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014